Risk Management - Summary of Sensitivity Analysis for Foreign Currency Exchange Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) of profit before income tax
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase		₩ (1,828,308)	₩ (1,703,053)
10% Decrease		1,828,308	1,703,053
Increase (decrease) of equity
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase	[1]	(1,828,308)	(1,703,053)
10% Decrease	[1]	₩ 1,828,308	₩ 1,703,053

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.